RETIREMENT BENEFITS AND ASSETS HELD IN TRUST Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax (less than $1 million)		$ (1)	$ (1)	$ (1)	$ (1)
Defined Contribution Plan, Cost	$ 2	$ 1	5	7	5
Defined Benefit Plans
Defined Benefit Plan Disclosure
Employer contributions			4	3	4
Expected Future Employer Contributions, Next Fiscal Year			4
Other non-current assets			6	4
Supplemental Benefit Plans
Defined Benefit Plan Disclosure
Employer contributions			14	5	9
Other non-current assets			53	42
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax (less than $1 million)			1	1
Other Postretirement Benefits Plan
Defined Benefit Plan Disclosure
Employer contributions			8	$ 7	$ 9
Expected Future Employer Contributions, Next Fiscal Year			$ 10